Subsequent Events	9 Months Ended
Dec. 31, 2023
Disclosure Of Nonadjusting Events After Reporting Period Abstract
Subsequent Events [Text Block]

20. Subsequent Events

On January 9, 2024, 14,286 common shares were issued at CAD$3.50 per share for gross proceeds of CAD$50,001 pursuant to the exercise of stock options.

On January 24, 2024 12,500 stock options exercisable at CAD$2.85 per share were forfeited.

During February 2024 the Company entered into a $5,000,000 revolving loan facility (the "Loan") from Export Development Canada ("EDC"). The Loan will be used to finance working capital investments to deliver all-electric vehicles to customers under purchase orders approved by EDC. The Loan allows advances over a 24-month period, has a term of 36 months, and bears interest at a floating rate of US Prime + 5% per annum. The Company has granted EDC a first and second ranking security interest over property of the Company and certain subsidiaries, and the Company and certain subsidiaries have provided Guarantees to EDC.